Parent Company Only Condensed Financial Information - Summary of Condensed Statements of Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Total operating expenses	$ (44,334,055)	$ (33,292,032)	$ (24,519,745)
Interest expenses	(214,888)	(212,732)	(194,500)
Interest income	200,188	157,739	100,832
Net loss	(32,502,645)	(11,940,536)	(8,083,640)
Net income (loss) attributable to ordinary shareholders	0	0	(10,461,069)
Total comprehensive loss	(32,584,753)	(11,789,414)	(7,040,127)
Parent Company
Condensed Statement of Income Captions [Line Items]
Total operating expenses	(23,378,821)	(7,972,320)	(7,419,798)
Interest expenses	(157)	(8,998)	(30,510)
Interest income	101,383	19,832	396
Share of profits (losses) in subsidiaries	(9,225,050)	(3,979,050)	829,431
Changes in fair value of convertible debts			(1,463,159)
Net loss	(32,502,645)	(11,940,536)	(8,083,640)
Accretion of redeemable convertible preferred shares to redemption value		(1,162,826)	(2,377,429)
Net income (loss) attributable to ordinary shareholders	(32,502,645)	(13,103,362)	(10,461,069)
Other comprehensive income (loss)	(82,108)	151,122	1,043,513
Total comprehensive loss	$ (32,584,753)	$ (11,789,414)	$ (7,040,127)